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                   Salomon Brothers Variable Series Funds Inc
                                125 Broad Street
                               New York, NY 10004



                                                                  May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Desk

                  Re: Salomon Brothers Variable Series Funds Inc (the "Company")
                      File Nos. 333-38045 and 811-8443

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please accept this letter as certification that the definitive forms of the Company's prospectuses that would have been filed in accordance with Rule 497(b) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 10, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2003, and which became effective on April 30, 2003.

                  In addition, pursuant to Rule 497(c) under the Securities Act, we hereby submit for filing the definitive form of the Company's statement of additional information dated April 30, 2003, as revised as of May 5, 2003.

                  Any questions or communications concerning this filing should be directed to Sarah Cogan at 212-455-3575 or Joanna Pressman at 212-455-2494 of Simpson Thacher & Bartlett or William Renahan, Assistant Secretary of the Company, at 203-890-7029.

                                             Yours sincerely,

                                             /s/ WILLIAM RENAHAN
                                             ----------------------
                                             William Renahan
                                             Assistant Secretary